As filed with the Securities and Exchange Commission on December 5, 2023
Securities Act Registration No. 333-274373

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 516-3087

Scott M. Ostrowski, President Manager Directed Portfolios c/o U.S. Bank Global Fund Services 777 East Wisconsin Avenue, 5th Floor Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copies to: Ellen Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202 (414) 273-3500

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant's Registration Statement on Form N-14 (File No. 333-274373) filed with the Securities and Exchange Commission on October 11, 2023 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing as an exhibit to this Registration Statement the final tax opinion of Godfrey & Kahn, S.C.

PART C
OTHER INFORMATION
Item 15.    Indemnification
Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A as filed on July 28, 2023.
The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 16.    Exhibits
See “Exhibit Index.”
Item 17.    Undertakings
1.The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 5th day of December, 2023.
MANAGER DIRECTED PORTFOLIOS

By: /s/ Scott M. Ostrowski
Scott M. Ostrowski
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of December 5, 2023.

Signature	Title
James R. Schoenike* James R. Schoenike	Trustee
Gaylord B. Lyman* Gaylord B. Lyman	Trustee
Scott Craven Jones* Scott Craven Jones	Trustee
Lawrence T. Greenberg* Lawrence T. Greenberg	Trustee
/s/ Scott M. Ostrowski Scott M. Ostrowski	President (Principal Executive Officer)
/s/ Ryan S. Frank Ryan S. Frank	Treasurer (Principal Financial Officer)

* By: /s/ Scott M. Ostrowski
   Scott M. Ostrowski
   * Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on September 6, 2023 and is incorporated by reference.

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(1)(a)(i)	Certificate of Trust	Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006
(1)(a)(ii)	Certificate of Amendment to Certificate of Trust	Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016
(1)(b)	Amended and Restated Agreement and Declaration of Trust	Post-Effective Amendment No. 135 to its Registration Statement on Form N-1A with the SEC on July 28, 2023
(2)	Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to	Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017
(3)	None
(4)	Agreement and Plan of Reorganization	Appendix A of Part A of Registrant’s Registration Statement on Form N-14 as filed on September 6, 2023
(5)	Instruments Defining Rights of Security Holders	Incorporated by Reference to the Amended and Restated Agreement and Declaration of Trust and By-Laws
(6)(a)	Investment Advisory Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(6)(b)	Investment Sub-Advisory Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(7)(a)	Distribution Agreement between the Trust and Quasar Distributors, LLC dated August 14, 2017	Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A with the SEC on September 18, 2017
(7)(b)	Novation Agreement dated March 31, 2020	Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A with the SEC on October 28, 2020
(7)(c)	Novation Agreement dated September 30, 2021	Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on October 27, 2021
(7)(d)	First Amendment to the Distribution Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023

(7)(e)	Form of Authorized Participant Agreement for Quasar Distributors, LLC	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(8)	None
(9)(a)	Custody Agreement	Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016
(9)(b)	Amendment to the Custody Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(10)(a)	Rule 12b-1 Plan	Not applicable
(10)(b)	Rule 18f-3 Plan	Not applicable
(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(12)	Opinion of Godfrey & Kahn, S.C. regarding certain tax matters		X
(13)(a)	Fund Administration Servicing Agreement	Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016
(13)(b)	Amendment to Fund Administration Servicing Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(13)(c)	Transfer Agent Servicing Agreement	Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016
(13)(d)	Amendment to Transfer Agent Servicing Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(13)(e)	Fund Accounting Servicing Agreement	Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016
(13)(f)	Amendment to Fund Accounting Servicing Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023

(14)	Operating Expense Limitation Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(15)	Securities Lending Agreement	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(16)(a)	Consent of Previous Independent Registered Public Accounting Firm	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(16)(b)	Consent of Independent Registered Public Accounting Firm	Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on November 9, 2023
(17)	None
(18)	Power of Attorney	Registrant’s Registration Statement on Form N-14 as filed on September 6, 2023
(19)	Form of Proxy Card	Registrant’s Registration Statement on Form N-14 as filed on September 6, 2023